Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 04, 2016
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 04, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 04, 2016
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKNX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKAX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKBX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKCX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKIX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKRX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRDX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRAX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRBX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRCX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRIX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRHX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDNX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDAX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDBX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDCX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDIX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDRX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXNX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXAX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXBX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXCX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXIX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXRX
MainStay Cornerstone Growth Fund (Prospectus Summary) | MainStay Cornerstone Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGAX
MainStay Cornerstone Growth Fund (Prospectus Summary) | MainStay Cornerstone Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGBX
MainStay Cornerstone Growth Fund (Prospectus Summary) | MainStay Cornerstone Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGCX
MainStay Cornerstone Growth Fund (Prospectus Summary) | MainStay Cornerstone Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGIX
MainStay Cornerstone Growth Fund (Prospectus Summary) | MainStay Cornerstone Growth Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGRX
MainStay Cornerstone Growth Fund (Prospectus Summary) | MainStay Cornerstone Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGNX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAWNX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAAAX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAWBX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAWCX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MATIX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLIX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLPX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLKX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLCX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTBX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPCX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPIX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOINX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPAX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPRX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTRX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOVRX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICANX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICAUX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICAVX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICAEX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICAWX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICAYX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICAZX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSOX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSRX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSQX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSVX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSLX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSWX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSYX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSZX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSDX
MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSPX
MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSXAX
MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSPIX
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCNX
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCTX
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCCX
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCIX
MainStay Emerging Markets Opportunities Fund (Prospectus Summary) | MainStay Emerging Markets Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOAX
MainStay Emerging Markets Opportunities Fund (Prospectus Summary) | MainStay Emerging Markets Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOCX
MainStay Emerging Markets Opportunities Fund (Prospectus Summary) | MainStay Emerging Markets Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOIX
MainStay Emerging Markets Opportunities Fund (Prospectus Summary) | MainStay Emerging Markets Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOVX
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPAIX
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPAPX
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPAKX
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPACX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSPX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSKX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSYX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSIX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSRX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSZX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSHX
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPIIX
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPIPX
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPIKX
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPIEX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICELX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEVX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEWX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEUX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICETX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEYX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEZX
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYINX
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYITX
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYICX
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYIIX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFNX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFAX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFBX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFCX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFIX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFHX
MainStay High Yield Opportunities Fund (Prospectus Summary) | MainStay High Yield Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYHNX
MainStay High Yield Opportunities Fund (Prospectus Summary) | MainStay High Yield Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYHAX
MainStay High Yield Opportunities Fund (Prospectus Summary) | MainStay High Yield Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYHYX
MainStay High Yield Opportunities Fund (Prospectus Summary) | MainStay High Yield Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYHIX
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXIX
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXNX
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXAX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHAX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHCX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHIX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHRX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHVX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHTX
MainStay Total Return Bond Fund (Prospectus Summary) | MainStay Total Return Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMNX
MainStay Total Return Bond Fund (Prospectus Summary) | MainStay Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMAX
MainStay Total Return Bond Fund (Prospectus Summary) | MainStay Total Return Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMBX
MainStay Total Return Bond Fund (Prospectus Summary) | MainStay Total Return Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMCX
MainStay Total Return Bond Fund (Prospectus Summary) | MainStay Total Return Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMIX
MainStay Total Return Bond Fund (Prospectus Summary) | MainStay Total Return Bond Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMRX
MainStay Total Return Bond Fund (Prospectus Summary) | MainStay Total Return Bond Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRTX
MainStay Total Return Bond Fund (Prospectus Summary) | MainStay Total Return Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRDX
MainStay Total Return Bond Fund (Prospectus Summary) | MainStay Total Return Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRVX
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCAX
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCCX
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCOIX
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCVX
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHVX
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHAX
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHDX
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHIX
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOAX
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOCX
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOIX
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOVX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNAX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNBX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBACX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAIX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNRX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBCRX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBDRX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBINX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRDX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRAX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRIX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRRX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRWX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYREX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRYX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYROX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRTX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRUX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRVX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRZX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTFX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTTX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTIX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTOX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTUX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTVX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRUX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRTX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRYX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSREX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRQX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRZX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRMX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSROX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRPX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRWX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRVX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRLX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSQX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSSX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSTX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSWX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSZX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSRX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHAX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHCX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHZX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHNX
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRZAX
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRZCX
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRZZX
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRZNX
MainStay Cushing Energy Income Fund (Prospectus Summary) | MainStay Cushing Energy Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURCX
MainStay Cushing Energy Income Fund (Prospectus Summary) | MainStay Cushing Energy Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURZX
MainStay Cushing Energy Income Fund (Prospectus Summary) | MainStay Cushing Energy Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURNX
MainStay Cushing Energy Income Fund (Prospectus Summary) | MainStay Cushing Energy Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURAX
MainStay Epoch Capital Growth Fund (Prospectus Summary) | MainStay Epoch Capital Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECDX
MainStay Epoch Capital Growth Fund (Prospectus Summary) | MainStay Epoch Capital Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECEX
MainStay Epoch Capital Growth Fund (Prospectus Summary) | MainStay Epoch Capital Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECFX
MainStay Epoch Capital Growth Fund (Prospectus Summary) | MainStay Epoch Capital Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECVX
MainStay Tax Advantaged Short Term Bond Fund (Prospectus Summary) | MainStay Tax Advantaged Short Term Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYTBX
MainStay Tax Advantaged Short Term Bond Fund (Prospectus Summary) | MainStay Tax Advantaged Short Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTAX
MainStay Tax Advantaged Short Term Bond Fund (Prospectus Summary) | MainStay Tax Advantaged Short Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTIX
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSAKX
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSHEX
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSNIX
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSANX